ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Final Purchase Price Allocations, at Fair Values
The preliminary purchase price allocations, at fair value, as at December 31, 2024, with respect to the acquisitions are as follows:

(MILLIONS)	India Wind Portfolio(1)	South Korea Distributed Generation Portfolio(1)	Neoen(1)	Total
Cash and cash equivalents	$3	$6	$544	$553
Trade receivables and other current assets	18	7	341	366
Assets classified as held for sale	—	—	861	861
Property, plant and equipment, at fair value	154	100	7,185	7,439
Deferred income tax assets	—	—	60	60
Financial instrument assets(2)	—	—	345	345
Equity accounted investments	—	—	8	8
Other non-current assets	1	—	68	69
Accounts payable and accrued liabilities	(3)	(10)	(367)	(380)
Current portion of non-recourse borrowings	(13)	(1)	(955)	(969)
Liabilities directly associated with assets held for sale	—	—	(340)	(340)
Financial instrument liabilities(2)	—	—	(101)	(101)
Non-recourse borrowings	(28)	(83)	(3,656)	(3,767)
Deferred income tax liabilities	(13)	(1)	(423)	(437)
Provisions(2)	—	—	(156)	(156)
Other long-term liabilities	(1)	—	(499)	(500)
Fair value of net assets acquired	118	18	2,915	3,051
Non-controlling interests	(7)	(3)	(3,005)	(3,015)
Goodwill	21	4	3,531	3,556
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$132	$19	$3,441	$3,592
(1)The purchase price allocation is preliminary as at December 31, 2024. Brookfield Renewable is currently assessing the fair value of net assets acquired and Goodwill for the purchase price allocation and expects to finalize the balances in 2025 within the one year measurement period.
(2)Includes both short-term and long-term balances.
The final purchase price allocations, at fair value, as at December 31, 2023, with respect to the business combinations are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	India Renewable Portfolio(2)	Brazil Wind Portfolio	U.K. Wind Portfolio(3)	Total
Cash and cash equivalents	$10	$88	$27	$1	$60	$186
Restricted cash	—	111	32	—	1	144
Trade receivables and other current assets	9	127	69	4	26	235
Property, plant and equipment	130	4,005	823	40	868	5,866
Deferred tax assets	—	—	22	—	—	22
Financial instruments assets(4)	—	38	—	—	8	46
Equity accounted investments	—	54	5	—	—	59
Other non-current assets	19	54	36	5	—	114
Accounts payable and accrued liabilities	(22)	(88)	(62)	(2)	(13)	(187)
Current portion of non-recourse borrowings	(4)	(187)	(35)	(2)	(61)	(289)
Financial instruments liabilities(4)	—	(1,036)	—	—	(65)	(1,101)
Non-recourse borrowings	(45)	(902)	(581)	(17)	(236)	(1,781)
Deferred income tax liabilities	—	(37)	(37)	—	(119)	(193)
Provisions	(2)	(247)	—	—	(6)	(255)
Other long-term liabilities	—	(130)	(19)	(6)	(58)	(213)
Fair value of net assets acquired	95	1,850	280	23	405	2,653
Non-controlling interests	—	(315)	(37)	—	(34)	(386)
Goodwill	—	—	204	—	254	458
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,535	$447	$23	$625	$2,725
(1)During the year ended December 31, 2024 Brookfield Renewable recorded purchase price allocation adjustments of $118 million primarily to Property, plant and equipment, equity accounted investments, deferred income tax liabilities, provisions and non-controlling interests, non-recourse borrowings, financial instruments liabilities.
(2)During the year ended December 31, 2024, Brookfield Renewable recorded purchase price allocation adjustments of $34 million primarily to Property, plant and equipment, Equity accounted investments, Other non-current assets, Deferred income tax liabilities and Goodwill.
(3)During the year ended December 31, 2024, Brookfield Renewable recorded purchase price allocation adjustments of $127 million primarily to Property, plant and equipment, Deferred income tax liabilities and Goodwill.
(4)Includes both short-term and long-term balances.
The final purchase price allocations, at fair value, as at December 31, 2022, with respect to the business combinations are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Utility-scale Solar Portfolio	U.S. Utility-scale Solar Portfolio (1)	U.S. Distributed Generation Portfolio(2)(3)	U.S. Wind Portfolio(2)(4)	Total
Cash and cash equivalents	$2	$3	$22	$33	$26	$86
Restricted cash	—	—	6	6	5	17
Trade receivables and other current assets	2	30	48	13	13	106
Assets classified as held for sale(4)	—	—	—	—	240	240
Property, plant and equipment	21	1	561	708	1,796	3,087
Deferred tax assets	—	—	—	10	—	10
Financial instruments assets(5)	—	—	—	10	2	12
Other non-current assets	1	—	4	21	22	48
Accounts payable and accrued liabilities	(1)	(5)	(32)	(66)	(38)	(142)
Current portion of non-recourse borrowings	—	—	—	(9)	—	(9)
Liabilities directly associated with assets held for sale(4)	—	—	—	—	(135)	(135)
Financial instruments liabilities(5)	—	—	(15)	(15)	(725)	(755)
Non-recourse borrowings	(6)	—	(48)	(346)	—	(400)
Deferred income tax liabilities	—	(7)	(43)	—	—	(50)
Provisions	—	—	—	(25)	(29)	(54)
Other long-term liabilities	—	—	(30)	(35)	(68)	(133)
Fair value of net assets acquired	19	22	473	305	1,109	1,928
Non-controlling interests	—	—	—	—	(26)	(26)
Goodwill	18	68	287	309	9	691
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$37	$90	$760	$614	$1,092	$2,593
(1)During the year ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustment of $176 million primarily to Property, plant and equipment, Deferred tax asset, Other non-current assets, Deferred income tax liabilities and Other long-term liabilities.
(2)The purchase price allocation was preliminary as at December 31, 2022 and was finalized during the year ended December 31, 2023.
(3)During the year ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustments of $97 million primarily to Property, plant and equipment, at fair value, Deferred tax assets and Deferred income tax liabilities.
(4)Refer to Note 4 - Disposal of assets.
(5)Includes both short-term and long-term balances.